Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Dilutive options outstanding	3.1	3.2	4.2
Stock Option [Member]
Earnings Per Share [Line Items]
Number of options excluded from the computation of diluted earnings per share	0.1	0	0.2